Revenue - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	$ 2,360,518	$ 2,129,152
Wallet [Member]
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	2,055,806	1,950,458
Other [Member]
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	$ 304,712	$ 178,694